Deconsolidation of Water Io LTD - Schedule of Composition of Investment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Investment under the fair value option	$ 1,127
Loan granted	1,327
Total investment in Water IO	2,454	$ 0
Water IO Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Total investment in Water IO	$ 2,454